Summary of financial information of consolidated subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Korea Hydro & Nuclear Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 55,011,096		₩ 52,782,915
Total liabilities		29,252,816		27,366,938
Sales		9,415,751		11,168,579
Profit (loss) for the period		854,346		2,454,810
Korea South-East Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,879,577		9,773,778
Total liabilities		4,844,184		4,794,330
Sales		5,387,846		5,093,598
Profit (loss) for the period		130,371		531,061
Korea Midland Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,893,822		9,066,666
Total liabilities		6,148,173		5,416,336
Sales		4,167,009		3,719,981
Profit (loss) for the period		104,591		400,696
Korea Western Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,660,426		9,810,714
Total liabilities		5,739,534		5,866,916
Sales		4,199,079		4,169,712
Profit (loss) for the period		110,939		401,936
Korea Southern Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,648,741		9,806,023
Total liabilities		5,401,216		5,637,950
Sales		4,397,552		4,200,035
Profit (loss) for the period		98,817		426,337
Korea East-West Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,855,518		8,967,951
Total liabilities		4,204,187		4,488,911
Sales		4,644,330		4,210,898
Profit (loss) for the period		217,599		467,603
KEPCO Engineering & Construction Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		762,166		786,596
Total liabilities		305,134		364,676
Sales		490,193		506,012
Profit (loss) for the period		21,222		17,796
KEPCO Plant Service & Engineering [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,195,086		1,086,421
Total liabilities		294,689		301,490
Sales		1,232,113		1,214,304
Profit (loss) for the period		135,482		86,657
KEPCO Nuclear Fuel [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		792,187		713,230
Total liabilities		421,088		346,012
Sales		279,664		309,911
Profit (loss) for the period		4,557		33,115
KEPCO KDN [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		524,520		519,901
Total liabilities		155,715		205,869
Sales		619,470		588,160
Profit (loss) for the period		48,968		43,127
Garolim Tidal Power Plant [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		619		632
Total liabilities		345		346
Profit (loss) for the period		(12)		(24)
KEPCO International HongKong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		153,529		173,138
Total liabilities		1		41
Profit (loss) for the period		4,380		4,532
KEPCO International Philippines [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		102,323		114,141
Total liabilities		886		1,468
Profit (loss) for the period		47,201		56,783
KEPCO Gansu International [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,567		17,928
Total liabilities		493		557
Profit (loss) for the period		(29)		(18)
KEPCO Philippines Holdings [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		127,922		125,100
Total liabilities		2,621		27
Profit (loss) for the period		43,218		13,517
KEPCO Philippines Corporation [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,293		13,704
Total liabilities		114		8,949
Profit (loss) for the period		2,098		(8,717)
KEPCO Ilijan Corporation [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		474,624		558,030
Total liabilities		57,801		58,449
Sales		109,183		116,667
Profit (loss) for the period		66,320		51,552
KEPCO Lebanon SARL [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,069		1,458
Total liabilities		9,281		10,312
Profit (loss) for the period		(219)		810
KEPCO Neimenggu International [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		165,937		186,636
Profit (loss) for the period		500		7,082
KEPCO Shanxi International [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		497,990		549,189
Total liabilities		193,309		218,047
Profit (loss) for the period		3,796		5,812
KOMIPO Global Pte [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		225,411		223,082
Total liabilities		1,497		1,095
Profit (loss) for the period		21,858		36,764
KEPCO Canada Energy [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		132		202
Total liabilities		22		24
Profit (loss) for the period		(32)		(27,216)
KEPCO Netherlands B.V. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		114,911		128,014
Total liabilities		49		35
Profit (loss) for the period		17,309		224
KOREA Imouraren Uranium Investment Corp. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		151,278		154,302
Total liabilities		131		764
Profit (loss) for the period		1,490		(68,417)
KEPCO Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		466,654		503,657
Total liabilities		569		1,545
Sales				3,670
Profit (loss) for the period		(568)		(19,006)
KOSEP Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		27,076		25,174
Total liabilities		333		521
Sales		12,096		5,357
Profit (loss) for the period		1,601		4,028
KOMIPO Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		31,441		25,413
Total liabilities		4,691		10
Sales		12,096		5,388
Profit (loss) for the period		1,133		4,023
KOWEPO Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		31,586		25,550
Total liabilities		4,691		10
Sales		12,096		5,357
Profit (loss) for the period		1,232		4,012
KOSPO Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		29,472		25,625
Total liabilities		4,221		10
Sales		12,096		5,357
Profit (loss) for the period		(2,759)		4,033
KEPCO Middle East Holding Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		95,812		128,846
Total liabilities		90,842		125,008
Profit (loss) for the period		2,913		6,840
Qatrana Electric Power Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		460,206		546,123
Total liabilities		327,401		417,800
Sales		18,892		18,866
Profit (loss) for the period		23,310		19,601
KHNP Canada Energy [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		51,994		54,374
Total liabilities		31		46
Profit (loss) for the period		(92)		(6,304)
KEPCO Bylong Australia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		242,364		220,721
Total liabilities		277,549		277,358
Profit (loss) for the period		20,271		(2,357)
Korea Waterbury Uranium Limited Partnership [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,886		20,882
Total liabilities		136		149
Profit (loss) for the period		(59)		2,348
Korea Electric Power Nigeria [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		238		696
Total liabilities		76		493
Sales		2,164		9,794
Profit (loss) for the period		29		35
KEPCO Holdings de Mexico [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		235		262
Total liabilities		30		19
Profit (loss) for the period		(20)		251
KST Electric Power Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		546,242		596,823
Total liabilities		478,230		539,459
Sales		120,126		146,295
Profit (loss) for the period		16,154		17,322
KEPCO Energy Service Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,793		1,309
Total liabilities		451		310
Sales		6,773		5,337
Profit (loss) for the period		976		580
KEPCO Netherlands S3 B.V. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		46,642		55,609
Total liabilities		53		54
Profit (loss) for the period		2,382		3,731
PT. KOMIPO Pembangkitan Jawa Bali [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,261		16,246
Total liabilities		4,769		4,549
Sales		20,956		21,632
Profit (loss) for the period		4,666		8,989
PT. Cirebon Power Service [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,808		3,456
Total liabilities		155		1,228
Sales		7,439		7,463
Profit (loss) for the period		592		301
KOWEPO International Corporation [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total liabilities		8
Profit (loss) for the period		(2)
KOSPO Jordan [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		24,077		11,524
Total liabilities		13,594		687
Sales		7,331		7,321
Profit (loss) for the period		953		317
EWP Philippines Corporation [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,708		1,966
Total liabilities		836		955
Profit (loss) for the period		(17)		(41)
EWP America [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		79,854	[1]	104,809	[2]
Total liabilities		67,308	[1]	80,252	[2]
Sales		23,543	[1]	33,616	[2]
Profit (loss) for the period		(9,737)	[1]	(8,704)	[2]
KNF Canada Energy Limited [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,884		1,967
Total liabilities		31		20
Profit (loss) for the period		(43)		(46)
PT KEPCO Resource Indonesia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		491		913
Total liabilities				18
Profit (loss) for the period		(311)		(341)
EWP Barbados 1 SRL [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		235,096		267,859
Total liabilities		450		425
Sales				1,656
Profit (loss) for the period		(2,585)		(902)
Gyeonggi Green Energy [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		282,408		301,126
Total liabilities		199,160		221,078
Sales		95,192		108,557
Profit (loss) for the period		3,203		19,211
PT. Tanggamus Electric Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		179,317		184,861
Total liabilities		160,144		167,641
Sales		34,281		40,903
Profit (loss) for the period		4,640		2,041
Gyeongju Wind Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		112,279		76,569
Total liabilities		82,124		49,293
Sales		7,219		6,413
Profit (loss) for the period		2,400		1,269
KOMIPO America [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,505		11,518
Total liabilities		521		2,432
Profit (loss) for the period		2,071		(2,240)
KOSEP USA INC. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		184		159
Total liabilities		9,065		39,028
Sales				3,791
Profit (loss) for the period		26,997		(72,817)
PT. EWP Indonesia [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,035		2,154
Total liabilities		23		50
Profit (loss) for the period		1,916		1,088
KEPCO Netherlands J3 B.V. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		122,612		125,337
Total liabilities		76		68
Profit (loss) for the period		12,115		12,433
Korea Offshore Wind Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		190,195		37,826
Total liabilities		1,985		2,048
Profit (loss) for the period		(6,997)		(4,960)
Global One Pioneer B.V. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		151		161
Total liabilities		38		22
Profit (loss) for the period		(80)		(54)
Global Energy Pioneer B.V. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		309		338
Total liabilities		41		22
Profit (loss) for the period		(87)		(59)
Mira Power Limited [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		208,150		178,141
Total liabilities		163,198		133,730
Profit (loss) for the period		737		(954)
KOSEP Material [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,751		2,398
Total liabilities		1,448		1,497
Sales		3,128		3,232
Profit (loss) for the period		320		(901)
Commerce and Industry Energy [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		99,129		99,432
Total liabilities		87,926		87,316
Sales		30,577		28,375
Profit (loss) for the period		(749)		(536)
KEPCO Singapore Holdings Pte. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,265		2,568
Total liabilities		4		13
Profit (loss) for the period		(24)		(33)
KOWEPO India Private Limited [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		781		879
Profit (loss) for the period		(46)		1
KEPCO KPS Philippines Corp. [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,636		7,897
Total liabilities		235		1,213
Sales		6,840		12,843
Profit (loss) for the period		555		2,060
KOSPO Chile SpA [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		133,570		6,656
Total liabilities		50,109		4,787
Profit (loss) for the period		1,066		125
PT. KOWEPO Sumsel Operation and Maintenance Services [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,350		1,439
Total liabilities		279		700
Sales		7,651		6,165
Profit (loss) for the period		659		(96)
HeeMang Sunlight Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,876		7,102
Total liabilities		3,395		3,391
Sales		105		12
Profit (loss) for the period		(229)		(308)
Fujeij Wind Power Company [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		165,636		47,935
Total liabilities		156,099		46,636
Profit (loss) for the period		8,836		(873)
KOSPO Youngnam Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		412,785		284,368
Total liabilities		333,302		205,680
Sales		68,973
Profit (loss) for the period		939		(931)
HI Carbon Professional Private Special Asset Investment Trust 1 [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,002		3,002
Profit (loss) for the period		12		9
Chitose Solar Power Plant [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		136,098		49,728
Total liabilities		121,622		38,806
Sales		7,083
Profit (loss) for the period		4,100		(811)
KEPCO Energy Solution [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		313,401		299,933
Total liabilities		12,376		233
Sales		5,544
Profit (loss) for the period		1,325		(300)
Solar School Plant [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		201,482		200,268
Total liabilities		599		259
Sales		67		1
Profit (loss) for the period		874		9
KOSPO Power Services Limitada [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,901		4,385
Total liabilities		887		1,262
Sales		11,067		7,300
Profit (loss) for the period		666		2,963
Energy New Industry Specialized Investment Private Investment Trust [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		506,207	[3]	501,275
Total liabilities		2,118	[3]	33
Profit (loss) for the period		52	[3]	(7)
KOEN Bylong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		6,135
KOMIPO Bylong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		6,135
KOWEPO Bylong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		6,135
KOSPO Bylong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		6,135
EWP Bylong [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		6,135
KOWEPO Lao International [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,259		218
Total liabilities		1,452		181
Sales		3,624
Profit (loss) for the period		1,881		₩ (108)
KEPCO US [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,913
KEPCO Alamosa [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		33,144
Total liabilities		492
Profit (loss) for the period		(218)
Cogentrix Solar Services [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[4]	84,458
Total liabilities	[4]	53,116
Sales	[4]	8,958
Profit (loss) for the period	[4]	(112)
KEPCO-LG CNS Mangilao Holdings [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		24,131
Total liabilities		24,395
Profit (loss) for the period		(278)
Mangilao Investment [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		24,131
KEPCO-LG CNS Mangilao Solar [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		24,002
Total liabilities		134
Profit (loss) for the period		(278)
Jeju Hanlim Offshore Wind Co [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		36
PT. Siborpa Eco Power [Member]
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,562
Total liabilities		214
Profit (loss) for the period		₩ (518)

[1]	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[2]	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Co., DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[3]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.
[4]	Financial information of Cogentrix Solar Services, LLC includes that of two other subsidiaries, Solar Investments I, LLC and Cogentrix of Alamosa, LLC.